Restricted net assets (Details) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Restricted assets
Required percentage to allocate after tax profits to statutory reserve	10.00%	10.00%
Percentage of loan principle balance allocate to statutory reserve	1.50%	1.50%
Amounts restricted include paid-in capital and statutory reserve funds	¥ 4,345	$ 630	¥ 5,314
Minimum
Restricted assets
Required percentage to allocate after tax profits to statutory reserve	10.00%	10.00%
Maximum
Restricted assets
Required percentage to allocate after tax profits to statutory reserve	50.00%	50.00%